Pay vs Performance Disclosure	1 Months Ended	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Apr. 08, 2024	Dec. 31, 2023	Aug. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 25, 2021 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with Item 402(v) under Regulation S-K of the Securities Act of 1933, as amended (the “Securities Act”), the following table sets forth information concerning pay versus performance for our Principal Executive Officer (“PEO”) and the average compensation of our non-Principal Executive Officer named executive officers (“Non-PEO NEOs”) for the fiscal years ended December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. For further information concerning our executive compensation program and how we align executive compensation with our performance, see the “Executive Compensation—Compensation Discussion and Analysis” section within this proxy statement.
Year(1)	Summary Compensation Table Total for Philip Moyer (PEO)(2)	Summary Compensation Table Total for Adam Gross (PEO)(2)	Summary Compensation Table Total for Anjali Sud (PEO)(2)	Compensation Actually Paid to Philip Moyer (PEO)(3)	Compensation Actually Paid to Adam Gross (PEO)(3)	Compensation Actually Paid to Anjali Sud (PEO)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non- PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(6)	Adjusted EBITDA(7)
									Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2024	$8,184,912	$1,323,064	N/A	$12,304,789	$1,513,973	N/A	$2,788,908	$4,643,085	$14.10	$195.39	$27,012,117	$55,340,560
2023	N/A	$1,483,086	$3,106,674	N/A	$1,445,162	$(965,513)	$2,859,313	$1,351,213	$8.64	$143.02	$22,031,807	$34,418,241
2022	N/A	N/A	$8,095,861	N/A	N/A	$(4,924,823)	$5,810,709	$(3,262,750)	$7.56	$90.61	$(79,591,879)	$(8,233,640)
2021	N/A	N/A	$18,844,127	N/A	N/A	$7,515,181	$8,213,980	$(17,568,253)	$39.57	$126.19	$(52,767,116)	$(9,353,226)
(1)
The PEO and Non-PEO NEOs for the applicable years were as follows:

●
2024: Mr. Gross (from January 1, 2024 to April 8, 2024) and Mr. Moyer (since April 8, 2024) served as our PEOs and Ms. Munson, Ms. Tracy, and Mr. Petrocelli served as the Non-PEO NEOs.

●
2023: Anjali Sud (from January 1, 2023 to August 31, 2023) and Mr. Gross (from September 1, 2023 to December 31, 2023) served as our PEOs and Ms. Munson, Eric Cox (Former Chief Operating Officer), and Mark Kornfilt (Former President) served as the Non-PEO NEOs.

●
2022: Ms. Sud served as our PEO and Ms. Munson and Mr. Kornfilt, Michael Cheah (former General Counsel and Secretary) and Narayan Menon (former Chief Financial Officer) served as the Non-PEO NEOs.

●
2021: Ms. Sud served as our PEO and Messrs. Kornfilt and Menon served as the Non-PEO NEOs.

(2)
Amounts represent the total compensation reported in the Summary Compensation Table for our PEOs for the indicated fiscal years (for 2024, each of Mr. Moyer as our Current PEO as of December 31, 2024 and Mr. Gross as our Former PEO), and the average total compensation reported in the Summary Compensation Table for our Non-PEO NEOs for the indicated fiscal years.

(3)
Amounts represent compensation actually paid to our Current PEO, Former PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Our compensation actually paid totals in some cases reflect a negative number because in some cases our stock price decreased since the applicable grant dates. In calculating the “Compensation Actually Paid” amounts reflected in these columns, the valuation methodology used to calculate the fair value of the equity awards did not materially differ from those disclosed as of the grant date in the “Notes to Consolidated Financial Statements” in our 2024 Annual Report and our Annual Reports on Form 10-K for prior fiscal years.

	2024			2023			2022
	PEO (Philip Moyer)	PEO (Adam Gross)	Average Non- PEO NEOs	PEO (Adam Gross)	PEO (Anjali Sud)	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$8,184,912	$1,323,064	$2,788,908	$1,483,086	$3,106,674	$2,859,313	$8,095,861	$5,810,709
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY from SCT	$(6,217,624)	$(171,998)	$(1,965,474)	$(789,093)	$(2,178,116)	$(2,360,022)	$(7,184,861)	$(5,278,561)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,962,342	$284,442	$2,750,878	$605,346	$—	$998,335	$417,816	$(1,062,942)
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$—	$55,111	$1,013,790	$5,888	$—	$90,138	$(6,253,639)	$(1,793,180)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$1,375,158	$—	$—	$125,988	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$—	$23,355	$54,983	$13,947	$—	$49,728	$—	$(1,451,448)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$—	$—	$—	$(1,894,071)	$(286,280)	$—	$(1,613,213)
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rules)	$12,304,789	$1,513,973	$4,643,085	$1,445,162	(965,513)	1,351,213	$(4,924,823)	$(3,262,750)
(4)
Amounts reported in this column represent cumulative total shareholder return “TSR” of the Company under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. TSR is calculated by assuming the investment of $100 in our common stock on May 25, 2021 and the reinvestment of dividends. The closing market price of our common stock on May 25, 2021 was $45.39 per share.

(5)
Amounts reported in this column represent the peer group TSR under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by assuming the investment of $100 in the Standard & Poor Information Technology Index on May 25, 2021 and the reinvestment of dividends. The peer group used for this purpose is the Standard & Poor Information Technology Index, the same peer group we use for purposes of Item 201(e) of Regulation S-K.

(6)
Amounts reported represent the amount of net income (loss) of the Company reported in our Annual Report on Form 10-K for the applicable fiscal year.

(7)
Our company-selected measure is Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”), which is a non-GAAP measure defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; (3) amortization of intangible assets; (4) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (5) restructuring costs associated with exit or disposal activities such as a reduction in force or reorganization. Adjusted EBITDA is calculated as described in Annex A.

Company Selected Measure Name					AdjustedEBITDA
Named Executive Officers, Footnote
(1)
The PEO and Non-PEO NEOs for the applicable years were as follows:

●
2024: Mr. Gross (from January 1, 2024 to April 8, 2024) and Mr. Moyer (since April 8, 2024) served as our PEOs and Ms. Munson, Ms. Tracy, and Mr. Petrocelli served as the Non-PEO NEOs.
●
2023: Anjali Sud (from January 1, 2023 to August 31, 2023) and Mr. Gross (from September 1, 2023 to December 31, 2023) served as our PEOs and Ms. Munson, Eric Cox (Former Chief Operating Officer), and Mark Kornfilt (Former President) served as the Non-PEO NEOs.
●
2022: Ms. Sud served as our PEO and Ms. Munson and Mr. Kornfilt, Michael Cheah (former General Counsel and Secretary) and Narayan Menon (former Chief Financial Officer) served as the Non-PEO NEOs.

●
2021: Ms. Sud served as our PEO and Messrs. Kornfilt and Menon served as the Non-PEO NEOs.

Peer Group Issuers, Footnote
(5)
Amounts reported in this column represent the peer group TSR under SEC rules from May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq), through the last trading day for the applicable fiscal year in the table. The peer group TSR is calculated by assuming the investment of $100 in the Standard & Poor Information Technology Index on May 25, 2021 and the reinvestment of dividends. The peer group used for this purpose is the Standard & Poor Information Technology Index, the same peer group we use for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(3)
Amounts represent compensation actually paid to our Current PEO, Former PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Our compensation actually paid totals in some cases reflect a negative number because in some cases our stock price decreased since the applicable grant dates. In calculating the “Compensation Actually Paid” amounts reflected in these columns, the valuation methodology used to calculate the fair value of the equity awards did not materially differ from those disclosed as of the grant date in the “Notes to Consolidated Financial Statements” in our 2024 Annual Report and our Annual Reports on Form 10-K for prior fiscal years.

	2024			2023			2022
	PEO (Philip Moyer)	PEO (Adam Gross)	Average Non- PEO NEOs	PEO (Adam Gross)	PEO (Anjali Sud)	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$8,184,912	$1,323,064	$2,788,908	$1,483,086	$3,106,674	$2,859,313	$8,095,861	$5,810,709
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY from SCT	$(6,217,624)	$(171,998)	$(1,965,474)	$(789,093)	$(2,178,116)	$(2,360,022)	$(7,184,861)	$(5,278,561)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,962,342	$284,442	$2,750,878	$605,346	$—	$998,335	$417,816	$(1,062,942)
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$—	$55,111	$1,013,790	$5,888	$—	$90,138	$(6,253,639)	$(1,793,180)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$1,375,158	$—	$—	$125,988	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$—	$23,355	$54,983	$13,947	$—	$49,728	$—	$(1,451,448)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$—	$—	$—	$(1,894,071)	$(286,280)	$—	$(1,613,213)
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rules)	$12,304,789	$1,513,973	$4,643,085	$1,445,162	(965,513)	1,351,213	$(4,924,823)	$(3,262,750)

Non-PEO NEO Average Total Compensation Amount					$ 2,788,908	$ 2,859,313	$ 5,810,709	$ 8,213,980
Non-PEO NEO Average Compensation Actually Paid Amount					$ 4,643,085	1,351,213	(3,262,750)	(17,568,253)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts represent compensation actually paid to our Current PEO, Former PEO and the average compensation actually paid to our non-PEO NEOs for the relevant fiscal year, as determined under SEC rules. The table below describes the difference between summary compensation table totals and compensation actually paid totals. Our compensation actually paid totals in some cases reflect a negative number because in some cases our stock price decreased since the applicable grant dates. In calculating the “Compensation Actually Paid” amounts reflected in these columns, the valuation methodology used to calculate the fair value of the equity awards did not materially differ from those disclosed as of the grant date in the “Notes to Consolidated Financial Statements” in our 2024 Annual Report and our Annual Reports on Form 10-K for prior fiscal years.

	2024			2023			2022
	PEO (Philip Moyer)	PEO (Adam Gross)	Average Non- PEO NEOs	PEO (Adam Gross)	PEO (Anjali Sud)	Average Non- PEO NEOs	PEO	Average Non- PEO NEOs
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$8,184,912	$1,323,064	$2,788,908	$1,483,086	$3,106,674	$2,859,313	$8,095,861	$5,810,709
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY from SCT	$(6,217,624)	$(171,998)	$(1,965,474)	$(789,093)	$(2,178,116)	$(2,360,022)	$(7,184,861)	$(5,278,561)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,962,342	$284,442	$2,750,878	$605,346	$—	$998,335	$417,816	$(1,062,942)
ADD: change as of end of FY (from end of prior FY) in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$—	$55,111	$1,013,790	$5,888	$—	$90,138	$(6,253,639)	$(1,793,180)
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$1,375,158	$—	$—	$125,988	$—	$—	$—	$—
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$—	$23,355	$54,983	$13,947	$—	$49,728	$—	$(1,451,448)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$—	$—	$—	$—	$(1,894,071)	$(286,280)	$—	$(1,613,213)
ADD: Value of dividends or other earnings paid on stock or option awards in FY not otherwise reflected in total compensation	$—	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid (as defined by SEC rules)	$12,304,789	$1,513,973	$4,643,085	$1,445,162	(965,513)	1,351,213	$(4,924,823)	$(3,262,750)

Compensation Actually Paid vs. Total Shareholder Return
“Compensation Actually Paid” and Cumulative TSR
The amount of “compensation actually paid” to our PEO (Ms. Sud) was generally aligned with the Company’s cumulative TSR for 2021 and 2022 as both decreased. For 2023, the Company’s cumulative TSR increased slightly, which is still generally aligned with the amount of “compensation actually paid” to our PEOs (Mr. Gross and Ms. Sud), in the aggregate, as it also increased. For 2024, the Company’s cumulative TSR saw a significant increase, which aligned with the amount of “compensation actually paid” to our PEOs (Mr. Moyer and Mr. Gross), in the aggregate, which saw an increase from the prior year. Over the four years presented in the table, the average amount of “compensation actually paid” to the Company’s Non-PEO NEOs as a group increased, which generally aligned with the Company’s cumulative TSR, despite turnover during 2022 and 2023 within our non-PEO NEO group.

Compensation Actually Paid vs. Net Income
“Compensation Actually Paid” and Net Income
The Company does not use net income (loss) as a performance measure in its overall executive compensation program and therefore would not expect a meaningful relationship to exist between the measures and no such relationship does exist.

Compensation Actually Paid vs. Company Selected Measure
“Compensation Actually Paid” and Adjusted EBITDA
For 2021 and 2022, the amount of “compensation actually paid” to our PEO (Ms. Sud) and the average amount of “compensation actually paid” to the Company’s Non-PEO NEOs as a group, decreased and increased by a relatively large margin, respectively, whereas the Company’s Adjusted EBITDA increased, but was relatively consistent, over the two years.
For 2023 and 2024, the amount of “compensation actually paid” to our PEOs (for 2023, Mr. Gross and Ms. Sud and for 2024, Mr. Moyer and Mr. Gross), in the aggregate, and the average amount of “compensation actually paid” to the Company’s Non-PEO NEOs as a group both increased, and the Company’s Adjusted EBITDA increased significantly in both years, primarily due to a decrease in gross profit, more than offset by decreases in compensation expense and other employee-related costs, advertising costs, and provision for credit losses, as well as an increased investment in technology and more productive marketing & sales engine, as discussed in more detail in our 2024 Annual Report. We use Adjusted EBITDA as a metric in our annual incentive program to determine discretionary annual bonuses, but not as a multi-year financial metric for our performance-based equity awards, which means that the relationship between this metric and “compensation actually paid” will not necessarily be aligned as a result of the different time periods that are being evaluated.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Our cumulative TSR over the period beginning on May 25, 2021 (the date our common stock commenced regular-way trading on Nasdaq) through December 31, 2024 was $14.10, while the cumulative TSR of the peer group presented for this purpose, the Standard & Poor Information Technology Index, was $195.39 over the same time period.

Tabular List, Table
Performance Measures
The following is an unranked list of financial performance measures, including the Company-Selected Measure, which in our assessment represent the most important financial performance measures used by the Company in considering compensation actually paid to our NEOs for 2024:
●
Adjusted EBITDA

●
Revenue

●
Bookings

Total Shareholder Return Amount					$ 14.1	8.64	7.56	39.57
Peer Group Total Shareholder Return Amount					195.39	143.02	90.61	126.19
Net Income (Loss)					$ 27,012,117	$ 22,031,807	$ (79,591,879)	$ (52,767,116)
Company Selected Measure Amount					55,340,560	34,418,241	(8,233,640)	(9,353,226)
PEO Name	Mr. Moyer	Mr. Gross	Mr. Gross	Anjali Sud			Ms. Sud	Ms. Sud
Share Price | $ / shares									$ 45.39
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
(7)
Our company-selected measure is Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (“Adjusted EBITDA”), which is a non-GAAP measure defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; (3) amortization of intangible assets; (4) gains and losses recognized on changes in the fair value of contingent consideration arrangements; and (5) restructuring costs associated with exit or disposal activities such as a reduction in force or reorganization. Adjusted EBITDA is calculated as described in Annex A.

Measure:: 2
Pay vs Performance Disclosure
Name					Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Bookings
Philip Moyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 8,184,912
PEO Actually Paid Compensation Amount					12,304,789
Adam Gross [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,323,064	$ 1,483,086
PEO Actually Paid Compensation Amount					1,513,973	1,445,162
Anjali Sud [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						3,106,674	$ 8,095,861	$ 18,844,127
PEO Actually Paid Compensation Amount						(965,513)	(4,924,823)	$ 7,515,181
PEO | Philip Moyer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,217,624)
PEO | Philip Moyer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,962,342
PEO | Philip Moyer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Philip Moyer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,375,158
PEO | Philip Moyer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Philip Moyer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Philip Moyer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adam Gross [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(171,998)	(789,093)
PEO | Adam Gross [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					284,442	605,346
PEO | Adam Gross [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					55,111	5,888
PEO | Adam Gross [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						125,988
PEO | Adam Gross [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					23,355	13,947
PEO | Adam Gross [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Adam Gross [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anjali Sud [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,178,116)	(7,184,861)
PEO | Anjali Sud [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							417,816
PEO | Anjali Sud [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(6,253,639)
PEO | Anjali Sud [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anjali Sud [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Anjali Sud [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,894,071)
PEO | Anjali Sud [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,965,474)	(2,360,022)	(5,278,561)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,750,878	998,335	(1,062,942)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,013,790	90,138	(1,793,180)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					54,983	49,728	(1,451,448)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(286,280)	(1,613,213)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Former PEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Former PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount